Goodwill and Intangible Assets (Details Textuals) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2010 Sony BMG Acquisition [Member]	Mar. 31, 2011 Sony BMG Acquisition [Member]	Oct. 01, 2008 Sony BMG Acquisition [Member]
Business Acquisition [Line Items]
Equity interest under the equity method					0.50	0.50
Amount decrease in goodwill due to purchase price adjustment				¥ 8,649
Goodwill and intangible assets (Textuals) [Abstract]
Intangible assets acquired	92,249
Acquired Finite Lived Intangible Assets Amount	83,188
Aggregate amortization expense for intangible assets	¥ 52,763	¥ 57,069	¥ 47,101